MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about the mineral property maintenance and exploration costs [Table Text Block]
	Singatse Peak Services				Six Mile
						Butte	Blue
	MacArthur	Yerington	Bear	Wassuk	Groundhog	Valley	Copper	Total
Balance December 31, 2018	$18,218	$10,578	$1,012	$1,105	$1,620	$-	$-	$32,533

Property maintenance	$159	$90	$238	$110	$64	$168	$-	$829
Geological & mapping	17	-	17	-	65	-	-	99
Geophysical surveys	-	-	-	-	368	18	-	386
Technical study	110	-	-	-	20	-	-	130
Assay & labs	-	-	-	-	5	-	-	5
Environmental	-	189	-	-	-	-	-	189
Field support & other	-	15	-	-	178	-	-	193
Proceeds from water rights		(5,685)						(5,685)
Total additions of the year	286	(5,391)	255	110	700	186	-	(3,854)
Balance December 31, 2019	$18,504	$5,187	$1,267	$1,215	$2,320	$186	$-	$28,679

Property maintenance	$159	$73	$193	$255	$61	$201	$-	$942
Geological & mapping	4	-	-	-	3	-	-	7
Geophysical surveys	-	-	-	-	66	-	-	66
Technical study	158	-	-	-	14	-	-	172
Assay & labs	3	-	-	-	-	-	-	3
Environmental	-	167	-	-	-	-	-	167
Field support & other	-	10	-	-	58	-	-	68
Proceeds from water rights	-	(1,868)	-	-		-	-	(1,868)
Total additions of the year	324	(1,618)	193	255	202	201	-	(443)
Balance December 31, 2020	$18,828	$3,569	$1,460	$1,470	$2,522	$387	$-	$28,236

Property maintenance	$159	$69	$193	$305	$98	$247	$401	$1,472
Drilling	892	-	-	47	-	500	-	1,439
Geological & mapping	22	-	-	-	-	-	16	38
Geophysical surveys	20	-	63	-	-	47	15	145
Technical study	276	11	-	-	1	-	-	288
Assay & labs	231	-	-	-	-	-	-	231
Environmental	43	142	-	-	-	-	-	185
Field support & other	46	5	-	3	67	1	47	169
Total additions of the year	1,689	227	256	355	166	795	479	3,967
Balance December 31, 2021	$20,517	$3,796	$1,716	$1,825	$2,688	$1,182	$479	$32,203